CONSOLIDATED BALANCE SHEETS $ in Thousands, $ in Thousands	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)
ASSETS
Cash and cash equivalents	$ 5,028,898	$ 644,607	$ 4,555,096
Cash held on behalf of clients	50,685,472	6,496,888	54,734,351
Restricted cash	1,215	156	2,065
Term deposit	5,860	751
Short-term investments	675,064	86,530	1,169,741
Securities purchased under agreements to resell	32,000	4,102	106,203
Loans and advances - current (net of allowance of HK$12,258 thousand and HK$27,840 thousand as of December 31, 2021 and 2022, respectively)	26,676,358	3,419,388	29,587,306
Receivables:
Clients	513,358	65,802	469,577
Brokers	5,914,963	758,183	7,893,927
Clearing organizations	3,066,953	393,124	1,961,121
Fund management companies and fund distributors	79,086	10,137	72,340
Interest	254,310	32,598	50,829
Prepaid assets	28,507	3,654	18,306
Other current assets	102,258	13,107	81,594
Total current assets	93,064,302	11,929,027	100,702,456
Operating lease right-of-use assets	196,864	25,234	243,859
Long-term investments	239,694	30,724	23,394
Loans and advances - non-current	36,765	4,713
Other non-current assets	965,205	123,720	568,805
Total non-current assets	1,438,528	184,391	836,058
Total assets	94,502,830	12,113,418	101,538,514
LIABILITIES
Amounts due to related parties	52,725	6,758	87,459
Payables:
Clients	57,209,066	7,333,087	59,127,439
Brokers	11,815,274	1,514,487	7,599,233
Clearing organizations	51,867	6,648	393,782
Fund management companies and fund distributors	90,801	11,639	56,690
Interest	9,864	1,264	15,359
Borrowings	2,480,532	317,956	6,357,405
Securities sold under agreements to repurchase			4,467,861
Lease liabilities - current	109,416	14,025	96,860
Accrued expenses and other current liabilities	1,706,159	218,696	2,176,213
Total current liabilities	73,525,704	9,424,560	80,378,301
Lease liabilities - non-current	101,727	13,039	163,719
Other non-current liabilities	13,620	1,746	10,935
Total non-current liabilities	115,347	14,785	174,654
Total liabilities	73,641,051	9,439,345	80,552,955
Commitments and Contingencies (Note 28)
SHAREHOLDERS' EQUITY
Additional paid-in capital	18,154,442	2,327,045	17,935,752
Treasury stock (29,462,760 and 121,363,408 shares as of December 31, 2021 and 2022, respectively)	(4,324,565)	(554,325)	(1,178,755)
Accumulated other comprehensive (loss)/income	(47,846)	(6,133)	75,994
Retained earnings	7,079,416	907,443	4,152,472
Total shareholders' equity	20,861,544	2,674,043	20,985,559
Non-controlling interest	235	30
Total equity	20,861,779	2,674,073	20,985,559
Total liabilities and equity	94,502,830	12,113,418	101,538,514
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	68	9	58
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	$ 29	$ 4	$ 38